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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)   (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for seven of its series, Evergreen Balanced Fund, Evergreen Enhanced S&P 500 ® Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth, Evergreen Omega Fund, and Evergreen Small-Mid Growth Fund for the quarter ended December 31, 2007. Evergreen Balanced Fund has a March 31 fiscal year end. All other funds in this filing have a September 30 fiscal year end.

Date of reporting period:	December 31, 2007

Item 1 – Schedule of Investments

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.1%
Long Beach Asset Holdings Corp., Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A	$1,000,000	$183,280
Telos CLO, Ltd., Ser. 2006-1A, Class E, FRN, 9.50%, 10/11/2021 144A	1,000,000	781,490

Total Asset-Backed Securities (cost $1,997,511)		964,770

COMMERCIAL MORTGAGE–BACKED SECURITIES 0.3%
FIXED-RATE 0.2%
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N2, 8.00%, 08/25/2046 144A	2,000,000	1,921,360

FLOATING-RATE 0.1%
Structured Adjustable Rate Mtge. Loan Pass-Through Cert., Ser. 2005-9, Class B8, 6.37%, 05/25/2035	1,792,252	1,121,591

Total Commercial Mortgage–Backed Securities (cost $3,721,639)		3,042,951

CORPORATE BONDS 15.8%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Goodyear Tire & Rubber Co., 11.25%, 03/01/2011	25,000	26,688

Textiles, Apparel & Luxury Goods 0.0%
Oxford Industries, Inc., 8.875%, 06/01/2011	100,000	100,000

CONSUMER STAPLES 0.1%
Food & Staples Retailing 0.0%
Ingles Markets, Inc., 8.875%, 12/01/2011	250,000	255,000

Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	965,000	948,112

ENERGY 3.2%
Energy Equipment & Services 0.7%
Bristow Group, Inc.:
6.125%, 06/15/2013	250,000	241,250
7.50%, 09/15/2017 144A	7,785,000	7,862,850

		8,104,100

Oil, Gas & Consumable Fuels 2.5%
Ferrellgas Partners, LP, 6.75%, 05/01/2014	250,000	246,563
Forest Oil Corp., 7.75%, 05/01/2014	250,000	255,000
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	125,000
McMoRan Exploration Co., 11.875%, 11/15/2014	16,200,000	16,341,750
Peabody Energy Corp.:
5.875%, 04/15/2016	9,291,000	8,779,995
6.875%, 03/15/2013	170,000	171,700
Tesoro Corp., 6.625%, 11/01/2015	2,775,000	2,761,125
Williams Cos., 7.125%, 09/01/2011	125,000	132,656
Williams Partners, LP, 7.25%, 02/01/2017	150,000	155,250

		28,969,039

FINANCIALS 0.9%
Consumer Finance 0.0%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	212,500

Diversified Financial Services 0.0%
Arch Western Finance, LLC, 6.75%, 07/01/2013	125,000	121,875

Real Estate Investment Trusts 0.9%
Saul Centers, Inc., 7.50%, 03/01/2014	10,600,000	9,805,000

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Omnicare, Inc., 6.125%, 06/01/2013	250,000	233,750
Universal Hospital Services, Inc., 8.29%, 06/01/2015	13,000	13,065

		246,815

1

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 6.0%
Aerospace & Defense 0.2%
DRS Technologies, Inc., 6.625%, 02/01/2016	$2,640,000	$2,620,200
L-3 Communications Holdings, Inc., 6.375%, 10/15/2015	310,000	306,900

		2,927,100

Commercial Services & Supplies 0.0%
Allied Waste North America, Inc., 6.375%, 04/15/2011	100,000	99,500
Corrections Corporation of America, 6.25%, 03/15/2013	250,000	247,500

		347,000

Electrical Equipment 3.4%
Baldor Electric Co., 8.625%, 02/15/2017	24,000,000	24,840,000
Belden, Inc., 7.00%, 03/15/2017	2,600,000	2,548,000
General Cable Corp., 7.125%, 04/01/2017	12,250,000	12,066,250

		39,454,250

Machinery 2.4%
Actuant Corp., 6.875%, 06/15/2017 144A	22,353,000	22,241,235
Manitowoc Co., 7.125%, 11/01/2013	75,000	74,625
SPX Corp., 7.625%, 12/15/2014 144A	5,170,000	5,279,862
Terex Corp., 7.375%, 01/15/2014	150,000	152,625

		27,748,347

Road & Rail 0.0%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014	195,000	187,200

INFORMATION TECHNOLOGY 2.8%
Electronic Equipment & Instruments 0.4%
Anixter International, Inc., 5.95%, 03/01/2015	500,000	453,125
Itron, Inc., 7.75%, 05/15/2012	4,331,000	4,384,098

		4,837,223

IT Services 0.7%
Iron Mountain, Inc.:
6.625%, 01/01/2016	7,800,000	7,419,750
8.625%, 04/01/2013	100,000	101,750

		7,521,500

Semiconductors & Semiconductor Equipment 1.7%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	22,168,000	19,895,780

MATERIALS 1.7%
Chemicals 0.0%
ARCO Chemical Co., 9.80%, 02/01/2020	35,000	34,125
MacDermid, Inc., 9.50%, 04/15/2017 144A	50,000	47,250
Millenium America, Inc., 7.625%, 11/15/2026	25,000	20,375

		101,750

Containers & Packaging 1.7%
Crown Holdings, Inc., 7.75%, 11/15/2015	18,925,000	19,587,375

Metals & Mining 0.0%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	70,000	74,375
8.375%, 04/01/2017	75,000	80,625

		155,000

Paper & Forest Products 0.0%
Glatfelter, 7.125%, 05/01/2016	75,000	74,250

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Rural Cellular Corp., 8.25%, 03/15/2012	250,000	260,625

2

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 1.1%
Electric Utilities 1.1%
Aquila, Inc., 14.875%, 07/01/2012	$150,000	$189,000
NRG Energy, Inc., 7.25%, 02/01/2014	250,000	244,375
Reliant Energy, Inc., 7.625%, 06/15/2014 ρ	12,560,000	12,497,200

		12,930,575

Independent Power Producers & Energy Traders 0.0%
AES Corp., 7.75%, 03/01/2014	125,000	126,562
Dynegy, Inc., 8.375%, 05/01/2016	125,000	122,813
Tenaska, Inc., 7.00%, 06/30/2021 144A	233,368	234,083

		483,458

Total Corporate Bonds (cost $188,499,574)		185,300,562

WHOLE LOAN MORTGAGE–BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FIXED-RATE 0.2%
Harborview NIM Corp.:
Ser. 2006-07A, Class N2, 8.35%, 09/19/2036 144A	769,638	782,891
Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A	1,600,000	1,576,496

Total Whole Loan Mortgage–Backed Collateralized Mortgage Obligations (cost $2,369,638)		2,359,387

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FIXED-RATE 0.2%
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B-5, 4.75%, 09/25/2018	117,331	95,367
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-3, 4.89%, 12/25/2018	237,157	208,455
Class B-4, 4.89%, 12/26/2018	122,188	96,740
Class B-5, 4.89%, 12/25/2018	244,966	142,433
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%, 05/25/2033	354,365	330,279
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%, 11/25/2036	1,480,468	1,315,766

		2,189,040

FLOATING-RATE 0.2%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 7.33%, 06/20/2031	229,818	227,152
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.45%, 02/18/2035	178,677	160,601
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 6.25%, 11/19/2034	632,744	500,653
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.89%, 05/25/2036	259,936	207,507
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 5.48%, 03/25/2033	552,870	524,480
PHH Mtge. Capital, LLC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.62%, 07/18/2035	266,266	239,032
Ser. 2005-5, Class B4, 5.54%, 08/18/2035	332,388	295,698

		2,155,123

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $4,311,208)		4,344,163

YANKEE OBLIGATIONS–CORPORATE 0.1%
FINANCIALS 0.1%
Diversified Financial Services 0.1%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,000,000	683,170
Preferred Term Securities XIII, Ltd., FRN, 10.00%, 03/24/2034	1,000,000	662,840

		1,346,010

MATERIALS 0.0%
Metals & Mining 0.0%
Novelis, Inc., 7.25%, 02/15/2015	330,000	311,850

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Intelsat, Ltd., 9.25%, 06/15/2016	125,000	126,250

Total Yankee Obligations–Corporate (cost $1,926,411)		1,784,110

3

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 75.4%
CONSUMER DISCRETIONARY 0.4%
Internet & Catalog Retail 0.0%
Amazon.com, Inc. *	5,000	$463,200

Media 0.0%
Time Warner, Inc.	1	16

Multi-line Retail 0.4%
J.C. Penney Co., Inc.	107,745	4,739,703

CONSUMER STAPLES 4.2%
Beverages 1.3%
Diageo plc	468,030	9,985,679
PepsiCo, Inc.	75,000	5,692,500

		15,678,179

Food & Staples Retailing 0.5%
CVS Caremark Corp.	140,000	5,565,000

Household Products 1.9%
Procter & Gamble Co.	300,000	22,026,000

Tobacco 0.5%
Altria Group, Inc.	75,000	5,668,500

ENERGY 14.0%
Energy Equipment & Services 4.7%
Grant Prideco, Inc. *	180,000	9,991,800
Halliburton Co.	130,000	4,928,300
Noble Corp.	150,000	8,476,500
Pride International, Inc. *	380,000	12,882,000
Schlumberger, Ltd.	187,754	18,469,361

		54,747,961

Oil, Gas & Consumable Fuels 9.3%
Anadarko Petroleum Corp.	235,000	15,437,150
Apache Corp. ρ	69,000	7,420,260
BP plc, ADR	150,151	10,986,549
ConocoPhillips	115,000	10,154,500
Exxon Mobil Corp.	300,000	28,107,000
Marathon Oil Corp.	315,000	19,170,900
Patriot Coal Corp. *	11,500	480,010
Peabody Energy Corp.	115,000	7,088,600
Tesoro Corp.	74,000	3,529,800
Valero Energy Corp.	100,000	7,003,000

		109,377,769

FINANCIALS 2.9%
Capital Markets 0.2%
Lazard, Ltd. ρ	59,000	2,400,120

Real Estate Investment Trusts 2.7%
General Growth Properties, Inc.	100,000	4,118,000
Host Hotels & Resorts, Inc. ρ	500,000	8,520,000
Mack-Cali Realty Corp. ρ	150,000	5,100,000
Plum Creek Timber Co., Inc. ρ	230,000	10,589,200
Simon Property Group, Inc. ρ	35,000	3,040,100

		31,367,300

4

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 13.7%
Health Care Equipment & Supplies 5.7%
Baxter International, Inc.	230,556	$13,383,776
Inverness Medical Innovations, Inc. * ρ	486,180	27,313,592
Medtronic, Inc.	150,000	7,540,500
St. Jude Medical, Inc. *	171,630	6,975,043
Varian Medical Systems, Inc. *	120,000	6,259,200
Zimmer Holdings, Inc. *	80,484	5,324,017

		66,796,128

Life Sciences Tools & Services 4.3%
Applied Biosystems Group-Applera Corp.	105,000	3,561,600
Bio-Rad Laboratories, Inc., Class A *	3,346	346,304
Millipore Corp. * ρ	90,000	6,586,200
PerkinElmer, Inc.	500,000	13,010,000
Thermo Fisher Scientific, Inc. *	450,000	25,956,000

		49,460,104

Pharmaceuticals 3.7%
Abbott Laboratories	192,703	10,820,274
Bristol-Myers Squibb Co.	573,762	15,216,168
Johnson & Johnson	185,261	12,356,909
Novartis AG, ADR	95,198	5,170,203

		43,563,554

INDUSTRIALS 15.9%
Aerospace & Defense 3.1%
Boeing Co.	90,000	7,871,400
DRS Technologies, Inc.	100,000	5,427,000
Lockheed Martin Corp.	111,558	11,742,595
Raytheon Co.	89,000	5,402,300
United Technologies Corp.	78,159	5,982,290

		36,425,585

Building Products 0.4%
Lennox International, Inc.	120,000	4,970,400

Electrical Equipment 5.0%
Ametek, Inc.	5,000	234,200
Belden, Inc.	121,000	5,384,500
Cooper Industries, Inc.	300,000	15,864,000
Emerson Electric Co.	150,000	8,499,000
General Cable Corp. * ρ	200,000	14,656,000
Rockwell Automation, Inc.	115,000	7,930,400
Roper Industries, Inc. ρ	84,000	5,253,360

		57,821,460

Industrial Conglomerates 2.3%
General Electric Co.	725,000	26,875,750

Machinery 4.3%
Danaher Corp. ρ	115,000	10,090,100
Donaldson Co., Inc. ρ	86,000	3,988,680
Dover Corp.	130,000	5,991,700
ITT Corp.	80,000	5,283,200
Joy Global, Inc.	113,000	7,437,660
Pall Corp.	294,929	11,891,537
Parker Hannifin Corp.	76,500	5,761,215

		50,444,092

5

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.5%
Norfolk Southern Corp.	117,000	$5,901,480

Trading Companies & Distributors 0.3%
Wesco International, Inc. *	95,000	3,765,800

INFORMATION TECHNOLOGY 11.0%
Communications Equipment 3.4%
Cisco Systems, Inc. *	710,000	19,219,700
CommScope, Inc. *	15,000	738,150
QUALCOMM, Inc.	500,000	19,675,000

		39,632,850

Electronic Equipment & Instruments 1.7%
Agilent Technologies, Inc. *	225,000	8,266,500
Amphenol Corp., Class A ρ	260,000	12,056,200

		20,322,700

Internet Software & Services 2.7%
Google, Inc., Class A *	45,000	31,116,600

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	500,000	13,330,000
Texas Instruments, Inc.	306,091	10,223,439

		23,553,439

Software 1.2%
Microsoft Corp.	175,000	6,230,000
Oracle Corp. *	375,000	8,467,500

		14,697,500

MATERIALS 8.7%
Chemicals 3.2%
Air Products & Chemicals, Inc.	122,864	12,118,076
E.I. DuPont de Nemours & Co.	300,000	13,227,000
FMC Corp.	150,000	8,182,500
Sigma-Aldrich Corp.	75,000	4,095,000

		37,622,576

Construction Materials 2.0%
Martin Marietta Materials, Inc. ρ	50,000	6,630,000
Texas Industries, Inc. ρ	150,000	10,515,000
Vulcan Materials Co. ρ	70,000	5,536,300

		22,681,300

Containers & Packaging 0.3%
Greif Bros. Corp., Class A	55,000	3,595,350

Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.	105,000	10,756,200

Paper & Forest Products 2.3%
Louisiana-Pacific Corp.	180,000	2,462,400
Weyerhaeuser Co. ρ	330,000	24,334,200

		26,796,600

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	130,000	5,402,800
Verizon Communications, Inc.	120,000	5,242,800

		10,645,600

6

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 3.7%
Electric Utilities 3.2%
DPL, Inc. ρ	150,000	$4,447,500
Duke Energy Corp.	165,000	3,328,050
Exelon Corp.	75,000	6,123,000
NRG Energy, Inc. * ρ	400,000	17,336,000
Southern Co.	170,000	6,587,500

		37,822,050

Gas Utilities 0.5%
Questar Corp.	100,000	5,410,000

Total Common Stocks (cost $729,444,810)		882,710,866

	Principal Amount	Value

CONVERTIBLE DEBENTURES 7.1%
FINANCIALS 1.9%
Real Estate Investment Trusts 1.9%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$6,250,000	6,281,250
Macerich Co., 3.25%, 03/15/2012 144A	18,950,000	16,036,437

		22,317,687

HEALTH CARE 1.9%
Health Care Equipment & Supplies 1.3%
Inverness Medical Innovations, Inc.:
3.00%, 05/15/2016	7,598,000	10,171,823
3.00%, 05/15/2016 144A	4,100,000	5,488,875

		15,660,698

Life Sciences Tools & Services 0.6%
Millipore Corp., 3.75%, 06/01/2026	6,000,000	6,465,000

INDUSTRIALS 3.3%
Electrical Equipment 3.3%
General Cable Corp., 1.00%, 10/15/2012 144A	34,065,000	38,536,031

Total Convertible Debentures (cost $81,358,934)		82,979,416

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 7.6%
COMMERCIAL PAPER 0.4%
Erste Finance, LLC, FRN, 4.53%, 01/11/2008	5,000,000	5,000,000

CORPORATE BONDS 1.6%
Capital Markets 0.9%
Bear Stearns Cos., FRN, 4.64%, 01/10/2008	2,000,000	1,999,682
Carrera Capital Finance, LLC, FRN, 4.85%, 05/27/2008	3,000,000	2,985,366
Citigroup Global Markets, Inc., FRN, 4.62%, 01/02/2008	4,000,000	4,000,000
Morgan Stanley, FRN, 4.68%, 01/11/2008	2,000,000	2,000,030

		10,985,078

Diversified Financial Services 0.7%
Bank of America Corp., FRN, 4.55%, 02/08/2008	2,000,000	2,000,202
Natixis Corp., FRN, 4.55%, 02/11/2008	1,000,000	999,903
Premier Asset Collateralized Entity, LLC, FRN, 5.01%, 05/15/2008	5,000,000	4,980,475

		7,980,580

7

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.38% q	1,344,601	$1,344,601

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 5.5%
ABN Amro, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	$1,000,000	1,000,000
Banc of America Securities, LLC, 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $7,001,777	7,000,000	7,000,000
BNP Paribas Securities, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	1,000,000	1,000,000
Cantor Fitzgerald & Co., 4.70%, dated 12/31/2007, maturing 01/02/2008, maturity value $5,001,306	5,000,000	5,000,000
Credit Suisse First Boston, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $12,953,295	12,950,000	12,950,000
Deutsche Bank Securities, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $9,002,290	9,000,000	9,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $10,002,544	10,000,000	10,000,000
Greenwich Capital Markets, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $4,001,018	4,000,000	4,000,000
Lehman Brothers, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $8,002,031	8,000,000	8,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $6,001,523	6,000,000	6,000,000

		63,950,000

Total Investments of Cash Collateral from Securities Loaned (cost $89,294,388)		89,260,259

Total Investments (cost $1,102,924,113) 107.0%		1,252,746,484
Other Assets and Liabilities (7.0%)		(82,155,147)

Net Assets 100.0%		$1,170,591,337

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 150 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

Summary of Abbreviations

ADR	American Depository Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,108,479,701. The gross unrealized appreciation and depreciation on securities based on tax cost was $174,603,727 and $30,336,944, respectively, with a net unrealized appreciation of $144,266,783.

8

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

9

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 7.9%
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	95,131	$4,232,378
Darden Restaurants, Inc. ρ	253,436	7,022,712
McDonald’s Corp.	180,601	10,639,205

		21,894,295

Household Durables 0.3%
Whirlpool Corp. ρ	79,212	6,466,075

Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	72,983	6,761,145

Leisure Equipment & Products 0.5%
Hasbro, Inc. ρ	349,310	8,935,350

Media 3.1%
Omnicom Group, Inc.	335,920	15,966,278
Time Warner, Inc.	881,500	14,553,565
Viacom, Inc., Class B *	342,821	15,056,698
Walt Disney Co. ρ	415,467	13,411,275

		58,987,816

Multi-line Retail 0.3%
Target Corp. ρ	125,695	6,284,750

Specialty Retail 1.4%
AutoZone, Inc. * ρ	32,082	3,846,953
Best Buy Co., Inc.	285,933	15,054,372
TJX Cos.	315,170	9,054,834

		27,956,159

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc. *	163,398	4,996,711
Nike, Inc., Class B	173,101	11,120,008

		16,116,719

CONSUMER STAPLES 10.5%
Beverages 2.3%
Coca-Cola Enterprises, Inc. ρ	338,246	8,804,543
Molson Coors Brewing Co., Class B	188,046	9,706,935
Pepsi Bottling Group, Inc.	285,255	11,256,162
PepsiCo, Inc. ρ	193,866	14,714,430

		44,482,070

Food & Staples Retailing 2.5%
Kroger Co.	479,093	12,796,574
Safeway, Inc.	182,459	6,241,922
Wal-Mart Stores, Inc. ρ	640,153	30,426,472

		49,464,968

Food Products 0.5%
Bunge, Ltd. ρ	85,753	9,982,507

Household Products 2.2%
Procter & Gamble Co. ρ	575,913	42,283,532

Personal Products 0.5%
Alberto-Culver Co.	368,836	9,051,235

Tobacco 2.5%
Altria Group, Inc.	495,779	37,470,977
Reynolds American, Inc. ρ	165,755	10,933,200

		48,404,177

1

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 12.3%
Energy Equipment & Services 2.7%
ENSCO International, Inc.	179,539	$10,704,115
Halliburton Co.	215,786	8,180,447
National Oilwell Varco, Inc. *	162,596	11,944,302
Noble Corp.	213,937	12,089,580
Schlumberger, Ltd.	98,912	9,729,974

		52,648,418

Oil, Gas & Consumable Fuels 9.6%
Chevron Corp. ρ	492,785	45,991,624
ConocoPhillips	401,812	35,479,999
Exxon Mobil Corp.	759,087	71,118,861
Marathon Oil Corp.	190,358	11,585,188
Occidental Petroleum Corp.	132,130	10,172,689
Valero Energy Corp.	169,356	11,860,001

		186,208,362

FINANCIALS 13.6%
Capital Markets 2.9%
Federated Investors, Inc., Class B	183,127	7,537,507
Goldman Sachs Group, Inc. ρ	110,907	23,850,550
Morgan Stanley	186,466	9,903,209
State Street Corp.	175,807	14,275,529

		55,566,795

Commercial Banks 1.6%
Comerica, Inc.	217,813	9,481,400
Wells Fargo & Co. ρ	745,660	22,511,475

		31,992,875

Diversified Financial Services 4.3%
Bank of America Corp.	691,834	28,545,071
Citigroup, Inc.	916,178	26,972,280
JPMorgan Chase & Co.	629,812	27,491,294

		83,008,645

Insurance 4.4%
ACE, Ltd.	229,660	14,188,395
Allstate Corp.	275,222	14,374,845
American International Group, Inc.	445,713	25,985,068
MetLife, Inc.	218,608	13,470,625
Travelers Companies, Inc.	340,546	18,321,375

		86,340,308

Real Estate Investment Trusts 0.4%
Simon Property Group, Inc. ρ	80,197	6,965,912

HEALTH CARE 13.2%
Biotechnology 1.4%
Amgen, Inc. *	333,368	15,481,610
Biogen Idec, Inc. *	107,259	6,105,183
Genzyme Corp. *	74,087	5,515,036

		27,101,829

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	253,654	14,724,615
St. Jude Medical, Inc. *	247,891	10,074,290
Zimmer Holdings, Inc. *	140,665	9,304,990

		34,103,895

2

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 3.7%
Aetna, Inc.	291,823	$16,846,942
CIGNA Corp.	264,398	14,206,105
McKesson Corp.	108,544	7,110,717
Medco Health Solutions, Inc. *	44,420	4,504,188
UnitedHealth Group, Inc.	415,927	24,206,951
WellPoint, Inc. *	59,533	5,222,830

		72,097,733

Pharmaceuticals 6.3%
Eli Lilly & Co.	275,869	14,728,646
Forest Laboratories, Inc. *	229,982	8,382,844
Johnson & Johnson	589,257	39,303,442
Merck & Co., Inc.	224,488	13,044,997
Pfizer, Inc.	1,577,562	35,857,984
Wyeth	255,867	11,306,763

		122,624,676

INDUSTRIALS 11.0%
Aerospace & Defense 4.3%
Boeing Co.	91,734	8,023,056
General Dynamics Corp.	170,064	15,133,995
Honeywell International, Inc.	158,833	9,779,348
L-3 Communications Holdings, Inc. ρ	111,514	11,813,793
Lockheed Martin Corp.	138,004	14,526,301
Northrop Grumman Corp.	199,003	15,649,596
United Technologies Corp.	124,621	9,538,491

		84,464,580

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	92,377	6,532,901

Commercial Services & Supplies 0.2%
Manpower, Inc.	65,723	3,739,639

Industrial Conglomerates 2.5%
General Electric Co.	1,308,380	48,501,646

Machinery 2.5%
Cummins, Inc.	98,345	12,526,203
Eaton Corp.	135,555	13,142,057
Paccar, Inc. ρ	161,187	8,781,468
Parker Hannifin Corp.	174,929	13,173,903

		47,623,631

Road & Rail 1.2%
CSX Corp.	137,188	6,033,528
Union Pacific Corp.	133,954	16,827,302

		22,860,830

INFORMATION TECHNOLOGY 17.8%
Communications Equipment 1.9%
Cisco Systems, Inc. *	996,385	26,972,142
Corning, Inc.	188,889	4,531,447
QUALCOMM, Inc.	125,148	4,924,574

		36,428,163

Computers & Peripherals 5.2%
Apple, Inc. * ρ	125,035	24,766,933
EMC Corp. *	166,712	3,089,173
Hewlett-Packard Co.	545,708	27,547,340

3

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
International Business Machines Corp.	312,815	$33,815,301
Network Appliance, Inc. *	237,048	5,916,718
Seagate Technology, Inc.	246,419	6,283,685

		101,419,150

Internet Software & Services 1.6%
eBay, Inc. *	314,696	10,444,760
Google, Inc., Class A *	29,734	20,560,467

		31,005,227

IT Services 1.1%
Accenture, Ltd., Class A	230,349	8,299,474
Automatic Data Processing, Inc.	151,756	6,757,695
Computer Sciences Corp. *	124,395	6,153,821

		21,210,990

Office Electronics 0.2%
Xerox Corp. *	277,352	4,490,329

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	1,085,635	28,943,029
MEMC Electronic Materials, Inc. *	126,288	11,175,225
NVIDIA Corp. *	279,995	9,525,430
Texas Instruments, Inc.	358,201	11,963,913

		61,607,597

Software 4.6%
Adobe Systems, Inc. *	130,812	5,589,597
Microsoft Corp.	1,540,995	54,859,422
Oracle Corp. *	1,025,120	23,147,209
Symantec Corp. *	291,657	4,707,344

		88,303,572

MATERIALS 2.5%
Chemicals 1.4%
Air Products & Chemicals, Inc.	82,612	8,148,022
E.I. DuPont de Nemours & Co.	197,567	8,710,729
Lubrizol Corp.	191,644	10,379,439

		27,238,190

Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc.	116,664	11,951,060
United States Steel Corp. ρ	69,446	8,396,716

		20,347,776

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 3.6%
AT&T, Inc.	964,171	40,070,947
Verizon Communications, Inc. ρ	688,361	30,074,492

		70,145,439

Wireless Telecommunication Services 0.4%
Sprint Nextel Corp.	609,642	8,004,599

UTILITIES 3.2%
Electric Utilities 1.6%
Edison International ρ	287,948	15,367,785
FirstEnergy Corp.	199,864	14,458,162

		29,825,947

4

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.6%
CenterPoint Energy, Inc. ρ	776,550	$13,302,301
DTE Energy Co. ρ	179,584	7,894,513
PG&E Corp. ρ	241,342	10,399,427

		31,596,241

Total Common Stocks (cost $1,362,313,875)		1,861,076,693

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 11.9%
COMMERCIAL PAPER 0.3%
Erste Finance, LLC, 4.53%, 01/11/2008	$5,000,000	5,000,000

CORPORATE BONDS 2.3%
Capital Markets 0.8%
Bear Stearns Cos., FRN, 4.64%, 01/10/2008	3,000,000	2,999,523
Citigroup Global Markets, Inc., FRN, 4.62%, 01/02/2008	8,000,000	8,000,000
Morgan Stanley, FRN, 4.68%, 01/11/2008	5,000,000	5,000,075

		15,999,598

Consumer Finance 0.4%
Carrera Capital Finance, LLC, FRN, 4.85%, 05/27/2008	5,000,000	4,975,610
Toyota Motor Credit Corp., FRN, 4.05%, 01/16/2008	3,000,000	2,999,835

		7,975,445

Diversified Financial Services 1.1%
Bank of America Corp., FRN, 4.55%, 02/08/2008	6,000,000	6,000,606
Cullinan Finance Corp., FRN, 4.32%, 01/11/2008	5,000,000	4,998,905
Premier Asset Collateralized Entity, LLC, FRN, 5.01%, 05/15/2008	5,000,000	4,980,475
Sigma Finance, Inc., FRN, 4.34%, 06/16/2008	5,000,000	4,953,610

		20,933,596

	Shares	Value

MUTUAL FUND SHARES 0.0%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.38% q	599,579	599,579

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 9.3%
ABN Amro, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $10,002,544	$10,000,000	10,000,000
Banc of America Securities, LLC, 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $35,008,886	35,000,000	35,000,000
BNP Paribas Securities, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $4,001,018	4,000,000	4,000,000
Cantor Fitzgerald & Co., 4.70%, dated 12/31/2007, maturing 01/02/2008, maturity value $8,002,089	8,000,000	8,000,000
Credit Suisse First Boston, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $55,394,091	55,380,000	55,380,000
Deutsche Bank Securities, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $14,003,562	14,000,000	14,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $7,001,781	7,000,000	7,000,000
Greenwich Capital Markets, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $17,004,326	17,000,000	17,000,000

5

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
JPMorgan Securities, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $10,002,539	$10,000,000	$10,000,000
Lehman Brothers, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $5,001,269	5,000,000	5,000,000
Merrill Lynch & Co., Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $16,004,062	16,000,000	16,000,000

		181,380,000

Total Investments of Cash Collateral from Securities Loaned (cost $231,979,436)		231,888,218

SHORT-TERM INVESTMENTS 0.4%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
2.88%, 03/20/2008 ƒ ß	200,000	198,752
2.98%, 02/28/2008 ƒ ß	1,000,000	995,282
3.13%, 02/21/2008 ƒ ß	50,000	49,782

		1,243,816

	Shares	Value

MUTUAL FUND SHARES 0.3%
Evergreen Institutional Money Market Fund, Class I, 4.89% q ø	5,979,389	5,979,389

Total Short-Term Investments (cost $7,223,205)		7,223,205

Total Investments (cost $1,601,516,516) 108.3%		2,100,188,116
Other Assets and Liabilities (8.3%)		(160,977,233)

Net Assets 100.0%		$1,939,210,883

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 189 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

At December 31, 2007 the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2007	Unrealized Gain

March 2008	12 S&P 500 Index	$4,402,684	$4,431,600	$28,916

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,604,950,726. The gross unrealized appreciation and depreciation on securities based on tax cost was $526,950,347 and $31,712,957, respectively, with a net unrealized appreciation of $495,237,390.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

6

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 7.4%
Hotels, Restaurants & Leisure 3.8%
California Pizza Kitchen, Inc. * ρ	195,250	$3,040,042
Chipotle Mexican Grill, Inc., Class A * ρ	33,900	4,985,673
Gaylord Entertainment Co. *	195,636	7,917,389
Great Wolf Resorts, Inc. * ρ	373,200	3,661,092
Life Time Fitness, Inc. * ρ	125,832	6,251,334
McCormick & Schmick’s Seafood Restaurants, Inc. *	12,244	146,071
Pinnacle Entertainment, Inc. *	227,600	5,362,256

		31,363,857

Leisure Equipment & Products 0.9%
Callaway Golf Co. ρ	416,000	7,250,880

Media 1.3%
National CineMedia, Inc.	442,300	11,150,383

Specialty Retail 0.6%
Conn’s, Inc. * ρ	283,169	4,845,022

Textiles, Apparel & Luxury Goods 0.8%
Iconix Brand Group, Inc. * ρ	318,400	6,259,744

CONSUMER STAPLES 2.6%
Food & Staples Retailing 0.7%
Longs Drug Stores Corp.	129,700	6,095,900

Food Products 1.1%
Hain Celestial Group, Inc. * ρ	267,500	8,560,000

Personal Products 0.8%
Bare Escentuals, Inc. * ρ	263,300	6,385,025

ENERGY 3.7%
Energy Equipment & Services 2.3%
Core Laboratories NV *	68,000	8,480,960
Oceaneering International, Inc. *	156,000	10,506,600
Tesco Corp. *	4,800	137,616

		19,125,176

Oil, Gas & Consumable Fuels 1.4%
PetroQuest Energy, Inc. *	365,300	5,223,790
World Fuel Services Corp.	218,500	6,343,055

		11,566,845

FINANCIALS 4.2%
Capital Markets 2.9%
GFI Group, Inc. *	41,300	3,953,236
Greenhill & Co. ρ	96,600	6,421,968
KBW, Inc. * ρ	245,000	6,269,550
Stifel Financial Corp. * ρ	131,396	6,907,488

		23,552,242

Consumer Finance 1.0%
Dollar Financial Corp. * ρ	261,000	8,010,090

Diversified Financial Services 0.3%
MarketAxess Holdings, Inc. *	213,269	2,736,241

HEALTH CARE 25.5%
Biotechnology 3.2%
BioMarin Pharmaceutical, Inc. * ρ	143,100	5,065,740
Cepheid, Inc. * ρ	226,700	5,973,545
Myriad Genetics, Inc. * ρ	86,700	4,024,614

1

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Onyx Pharmaceuticals, Inc. *	91,300	$5,078,106
United Therapeutics Corp. * ρ	63,000	6,151,950

		26,293,955

Health Care Equipment & Supplies 9.0%
Align Technology, Inc. * ρ	265,300	4,425,204
ArthroCare Corp. * ρ	261,418	12,561,135
Hansen Medical, Inc. * ρ	151,300	4,529,922
Hologic, Inc. * ρ	188,100	12,911,184
Immucor, Inc. *	198,871	6,759,625
Inverness Medical Innovations, Inc. *	176,850	9,935,433
Meridian Bioscience, Inc.	267,950	8,059,936
NuVasive, Inc. * ρ	145,000	5,730,400
Zoll Medical Corp. *	317,300	8,478,256

		73,391,095

Health Care Providers & Services 6.1%
Healthways, Inc. * ρ	103,200	6,031,008
Inventiv Health, Inc. *	211,420	6,545,563
Pediatrix Medical Group, Inc. *	139,800	9,527,370
Psychiatric Solutions, Inc. * ρ	324,098	10,533,185
Sun Healthcare Group, Inc. *	453,400	7,784,878
VCA Antech, Inc. *	208,627	9,227,573

		49,649,577

Health Care Technology 1.7%
Eclipsys Corp. *	348,000	8,807,880
Phase Forward, Inc. *	249,800	5,433,150

		14,241,030

Life Sciences Tools & Services 4.8%
AMAG Pharmaceuticals, Inc. *	82,000	4,930,660
Icon plc *	175,700	10,868,802
Illumina, Inc. * ρ	174,900	10,364,574
PAREXEL International Corp. *	174,000	8,404,200
Sequenom, Inc. * ρ	475,400	4,540,070

		39,108,306

Pharmaceuticals 0.7%
Obagi Medical Products, Inc. *	316,100	5,781,469

INDUSTRIALS 16.6%
Aerospace & Defense 4.9%
AAR Corp. *	188,100	7,153,443
ARGON ST, Inc. * ρ	290,674	5,394,909
BE Aerospace, Inc. * ρ	272,900	14,436,410
Hexcel Corp. * ρ	542,900	13,181,612

		40,166,374

Air Freight & Logistics 0.5%
Forward Air Corp. ρ	126,205	3,933,810

Airlines 0.8%
AirTran Holdings, Inc. * ρ	929,700	6,656,652

Commercial Services & Supplies 2.0%
Advisory Board Co. *	108,600	6,971,034
Interface, Inc., Class A ρ	276,100	4,505,952
Steiner Leisure, Ltd. *	109,474	4,834,372

		16,311,358

2

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 1.9%
Quanta Services, Inc. * ρ	576,700	$15,132,608

Electrical Equipment 2.0%
General Cable Corp. * ρ	111,400	8,163,392
Polypore International, Inc. *	479,351	8,388,643

		16,552,035

Machinery 4.0%
Albany International Corp., Class A ρ	192,100	7,126,910
IDEX Corp.	239,650	8,658,554
Manitowoc Co.	215,300	10,513,099
RBC Bearings, Inc. *	151,847	6,599,271

		32,897,834

Trading Companies & Distributors 0.5%
Interline Brands, Inc. *	194,109	4,252,928

INFORMATION TECHNOLOGY 30.0%
Communications Equipment 4.0%
Adtran, Inc.	281,300	6,014,194
Ceragon Networks, Ltd. *	473,900	4,686,871
Foundry Networks, Inc. * ρ	501,400	8,784,528
Harmonic, Inc. *	629,700	6,599,256
NICE-Systems, Ltd., ADR *	202,300	6,942,936

		33,027,785

Computers & Peripherals 0.7%
Stratasys, Inc. * ρ	216,152	5,585,368

Electronic Equipment & Instruments 1.5%
Benchmark Electronics, Inc. *	384,862	6,823,603
Mellanox Technologies, Ltd. *	288,800	5,261,936

		12,085,539

Internet Software & Services 10.3%
Bankrate, Inc. * ρ	203,400	9,781,506
Constant Contact, Inc. * ρ	256,500	5,514,750
Digital River, Inc. * ρ	84,200	2,784,494
Equinix, Inc. * ρ	103,254	10,435,882
InterNAP Network Services Corp. *	34,431	286,810
LivePerson, Inc. *	966,828	5,162,862
NIC, Inc.	1,131,308	9,548,239
SAVVIS, Inc. * ρ	422,858	11,801,967
SonicWALL, Inc. *	411,900	4,415,568
SupportSoft, Inc. *	982,687	4,372,957
Switch & Data Facilities Co., Inc. * ρ	392,500	6,287,850
ValueClick, Inc. *	271,400	5,943,660
Vocus, Inc. *	235,100	8,118,003

		84,454,548

Semiconductors & Semiconductor Equipment 7.4%
ANADIGICS, Inc. * ρ	332,800	3,850,496
ATMI, Inc. *	516,194	16,647,256
FormFactor, Inc. * ρ	207,500	6,868,250
NetLogic Microsystems, Inc. * ρ	270,700	8,716,540
PDF Solutions, Inc. *	394,103	3,550,868
Power Integrations, Inc. *	306,500	10,552,795
Tessera Technologies, Inc. * ρ	258,600	10,757,760

		60,943,965

3

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 6.1%
Blackboard, Inc. * ρ	255,775	$10,294,944
Bladelogic, Inc. *	120,349	3,558,720
Bottomline Technologies, Inc. *	453,700	6,351,800
Concur Technologies, Inc. * ρ	261,778	9,478,981
Micros Systems, Inc. *	153,702	10,783,732
Ultimate Software Group, Inc. * ρ	289,710	9,117,174

		49,585,351

MATERIALS 1.3%
Chemicals 0.7%
Cytec Industries, Inc.	88,600	5,455,988

Metals & Mining 0.6%
Compass Minerals International, Inc.	122,131	5,007,371

TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 3.8%
Cogent Communications Group, Inc. * ρ	291,400	6,909,094
Paetec Holding Corp. * ρ	1,105,967	10,783,178
Time Warner Telecom, Inc. * ρ	641,109	13,008,102

		30,700,374

Wireless Telecommunication Services 1.6%
SBA Communcations Corp. * ρ	396,168	13,406,325

Total Common Stocks (cost $652,168,464)		791,523,050

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 40.2%
COMMERCIAL PAPER 0.6%
Erste Finance, LLC, FRN, 4.53%, 01/11/2008	$5,000,000	5,000,000

CORPORATE BONDS 14.5%
Capital Markets 4.8%
Bear Stearns Cos., FRN, 4.64%, 01/10/2008	10,000,000	9,998,410
Carrera Capital Finance, LLC, FRN, 4.85%, 05/27/2008	5,000,000	4,975,610
Citigroup Global Markets, Inc., FRN, 4.62%, 01/02/2008	14,000,000	14,000,000
Morgan Stanley, FRN, 4.68%, 01/11/2008	10,000,000	10,000,150

		38,974,170

Commercial Banks 1.2%
BNP Paribas SA, 4.35%, 02/22/2008	10,000,000	9,998,750

Consumer Finance 4.2%
Cortland Capital, Ltd., FRN, 4.55%, 04/10/2008	10,000,000	9,957,980
Cullinan Finance Corp., FRN, 4.32%, 01/11/2008	10,000,000	9,997,810
Harrier Finance Funding, LLC, FRN, 4.60%, 01/28/2008	5,000,000	4,996,425
Toyota Motor Credit Corp., FRN, 4.05%, 05/08/2008	10,000,000	9,993,860

		34,946,075

Diversified Financial Services 4.3%
Bank of America Corp., FRN, 4.55%, 03/13/2008	10,000,000	10,003,800
Premier Asset Collateralized Entity, LLC, FRN, 5.01%, 05/15/2008	10,000,000	9,960,950
Sigma Finance, Inc., FRN, 4.34%, 06/16/2008	5,000,000	4,953,610
White Pine Finance, LLC, FRN, 4.98%, 03/17/2008	10,000,000	9,958,290

		34,876,650

4

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.38% q	511,996	$511,996

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 25.0%
ABN AMRO, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $21,005,343	$21,000,000	21,000,000
Banc of America Securities, LLC , 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $13,073,318	13,070,000	13,070,000
BNP Paribas SA, 4.58% dated 12/31/2007, maturing 01/02/2008, maturity value $11,612,954	11,610,000	11,610,000
Cantor Fitzgerald & Co., 4.70%, dated 12/31/2007, maturing 01/02/2008, maturity value $15,003,917	15,000,000	15,000,000
Credit Suisse First Boston Corp., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $35,409,007	35,400,000	35,400,000
Deutsche Bank AG, 4.58% dated 12/31/2007, maturing 01/02/2008, maturity value $21,705,521	21,700,000	21,700,000
Dresdner Kleinwort Wasserstein Securities, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $20,835,300	20,830,000	20,830,000
Greenwich Capital Markets, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $20,005,089	20,000,000	20,000,000
Lehman Brothers, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $17,004,316	17,000,000	17,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $29,007,363	29,000,000	29,000,000

		204,610,000

Total Investments of Cash Collateral from Securities Loaned (cost $329,121,468)		328,917,641

	Shares	Value

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
Evergreen Institutional Money Market Fund, Class I, 4.89% q ø (cost $29,156,438)	29,156,438	29,156,438

Total Investments (cost $1,010,446,370) 140.4%		1,149,597,129
Other Assets and Liabilities (40.4%)		(331,039,626)

Net Assets 100.0%		$818,557,503

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 136 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,012,058,234. The gross unrealized appreciation and depreciation on securities based on tax cost was $172,862,077 and $35,323,182 respectively, with a net unrealized appreciation of $137,538,895.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

5

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 17.1%
Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A *	51,000	$3,577,650

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	97,519	4,338,621

Internet & Catalog Retail 7.0%
Amazon.com, Inc. *	285,291	26,429,358

Media 3.0%
Omnicom Group, Inc.	236,032	11,218,601

Multi-line Retail 1.1%
Target Corp.	81,700	4,085,000

Specialty Retail 2.2%
Best Buy Co., Inc.	94,231	4,961,262
Home Depot, Inc.	131,300	3,537,222

		8,498,484

Textiles, Apparel & Luxury Goods 1.8%
Timberland Co., Class A *	376,800	6,812,544

CONSUMER STAPLES 11.2%
Beverages 4.7%
Coca-Cola Co.	222,866	13,677,287
Diageo plc, ADR	49,240	4,226,269

		17,903,556

Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.	199,301	9,472,776

Household Products 4.0%
Clorox Co.	66,000	4,301,220
Procter & Gamble Co.	150,373	11,040,386

		15,341,606

ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp.	30,100	2,809,233
ConocoPhillips	31,230	2,757,609

		5,566,842

FINANCIALS 8.9%
Capital Markets 3.2%
Legg Mason, Inc.	166,700	12,194,105

Diversified Financial Services 2.1%
Citigroup, Inc.	265,497	7,816,232

Insurance 3.6%
Marsh & McLennan Cos.	515,987	13,658,176

HEALTH CARE 20.4%
Biotechnology 5.4%
Amgen, Inc. *	369,520	17,160,509
Biogen Idec, Inc. *	59,455	3,384,178

		20,544,687

Health Care Equipment & Supplies 6.1%
Medtronic, Inc.	268,617	13,503,377
St. Jude Medical, Inc. *	54,280	2,205,939
Zimmer Holdings, Inc. *	112,819	7,462,977

		23,172,293

1

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.2%
WellPoint, Inc. *	50,300	$4,412,819

Pharmaceuticals 7.7%
Bristol-Myers Squibb Co.	311,292	8,255,464
Novartis AG, ADR	324,100	17,601,871
Pfizer, Inc.	149,700	3,402,681

		29,260,016

INDUSTRIALS 5.8%
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	51,500	3,642,080

Commercial Services & Supplies 2.4%
Cintas Corp. ρ	269,000	9,043,780

Industrial Conglomerates 2.5%
General Electric Co.	141,187	5,233,802
Tyco International, Ltd.	104,479	4,142,592

		9,376,394

INFORMATION TECHNOLOGY 34.1%
Communications Equipment 6.2%
Cisco Systems, Inc. *	392,900	10,635,803
QUALCOMM, Inc.	325,658	12,814,642

		23,450,445

Computers & Peripherals 2.6%
Dell, Inc. *	405,636	9,942,138

Internet Software & Services 7.7%
eBay, Inc. *	408,543	13,559,542
Google, Inc., Class A *	22,880	15,821,063

		29,380,605

IT Services 0.8%
Automatic Data Processing, Inc.	72,093	3,210,301

Semiconductors & Semiconductor Equipment 8.4%
Altera Corp.	716,314	13,839,187
Intel Corp.	539,770	14,390,268
Texas Instruments, Inc.	105,291	3,516,719

		31,746,174

Software 8.4%
Microsoft Corp.	438,699	15,617,685
Oracle Corp. *	717,128	16,192,750

		31,810,435

Total Common Stocks (cost $324,036,950)		375,905,718

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 0.3%
MUTUAL FUND SHARES 0.0%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.38% q	143,569	143,569

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 0.3%
Banc of America Securities, LLC, 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $300,076	$300,000	300,000
Credit Suisse First Boston, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $200,051	200,000	200,000
Deutsche Bank Securities, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $200,051	200,000	200,000

2

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Dresdner Kleinwort Wasserstein Securities, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $200,051	$200,000	$200,000
Lehman Brothers, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $180,046	180,000	180,000

		1,080,000

Total Investments of Cash Collateral from Securities Loaned (cost $1,223,569)		1,223,569

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.31% q ø (cost $3,269,817)	3,269,817	3,269,817

Total Investments (cost $328,530,336) 100.2%		380,399,104
Other Assets and Liabilities (0.2%)		(921,315)

Net Assets 100.0%		$379,477,789

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 83 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $328,540,733. The gross unrealized appreciation and depreciation on securities based on tax cost was $69,976,675 and $18,118,304, respectively, with a net unrealized appreciation of $51,858,371.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 20.9%
Diversified Consumer Services 3.3%
Apollo Group, Inc., Class A *	117,300	$8,228,595
Strayer Education, Inc. ρ	84,700	14,448,126

		22,676,721

Hotels, Restaurants & Leisure 2.2%
International Game Technology	342,200	15,032,846

Household Durables 3.6%
Garmin, Ltd. ρ	124,300	12,057,100
Newell Rubbermaid, Inc.	513,400	13,286,792

		25,343,892

Internet & Catalog Retail 2.2%
priceline.com, Inc. * ρ	134,600	15,460,156

Media 3.1%
Focus Media Holding, Ltd., ADR * ρ	151,800	8,623,758
Lamar Advertising Co., Class A ρ	272,200	13,084,654

		21,708,412

Specialty Retail 3.2%
American Eagle Outfitters, Inc.	306,100	6,357,697
GameStop Corp., Class A *	253,300	15,732,463

		22,090,160

Textiles, Apparel & Luxury Goods 3.3%
Coach, Inc. *	276,922	8,468,275
Hanesbrands, Inc. *	529,700	14,391,949

		22,860,224

ENERGY 13.1%
Energy Equipment & Services 7.7%
Cameron International Corp. * ρ	302,200	14,544,886
Diamond Offshore Drilling, Inc. ρ	127,500	18,105,000
National Oilwell Varco, Inc. *	281,000	20,642,260

		53,292,146

Oil, Gas & Consumable Fuels 5.4%
Denbury Resources, Inc. *	584,800	17,397,800
Southwestern Energy Co. *	367,000	20,449,240

		37,847,040

FINANCIALS 4.4%
Capital Markets 2.1%
Affiliated Managers Group, Inc. * ρ	120,949	14,206,670

Diversified Financial Services 2.3%
Nasdaq Stock Market, Inc. *	326,000	16,133,740

HEALTH CARE 12.7%
Biotechnology 3.3%
Celgene Corp. * ρ	216,500	10,004,465
Cephalon, Inc. * ρ	181,000	12,988,560

		22,993,025

Health Care Equipment & Supplies 6.6%
Hologic, Inc. * ρ	256,700	17,619,888
Hospira, Inc. *	341,000	14,540,240
Smith & Nephew plc, ADR ρ	230,800	13,252,536

		45,412,664

1

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.1%
Pediatrix Medical Group, Inc. *	217,500	$14,822,625

Health Care Technology 0.7%
Allscripts Heathcare Solutions, Inc. * ρ	254,700	4,946,274

INDUSTRIALS 13.8%
Commercial Services & Supplies 2.5%
FTI Consulting, Inc. * ρ	277,627	17,112,928

Electrical Equipment 1.9%
Roper Industries, Inc. ρ	206,400	12,908,256

Industrial Conglomerates 2.8%
McDermott International, Inc. *	328,000	19,361,840

Machinery 3.1%
ITT Corp.	205,700	13,584,428
Manitowoc Co.	169,500	8,276,685

		21,861,113

Road & Rail 1.9%
Landstar System, Inc.	306,200	12,906,330

Trading Companies & Distributors 1.6%
MSC Industrial Direct Co., Class A	282,900	11,448,963

INFORMATION TECHNOLOGY 25.3%
Communications Equipment 6.4%
F5 Networks, Inc. *	477,628	13,621,951
NICE-Systems, Ltd., ADR *	482,300	16,552,536
Research In Motion, Ltd. *	126,000	14,288,400

		44,462,887

Computers & Peripherals 1.9%
Network Appliance, Inc. * ρ	515,965	12,878,486

Internet Software & Services 3.5%
Akamai Technologies, Inc. * ρ	443,800	15,355,480
SINA Corp. * ρ	205,400	9,101,274

		24,456,754

IT Services 2.2%
Cognizant Technology Solutions Corp., Class A *	457,100	15,513,974

Semiconductors & Semiconductor Equipment 8.9%
Broadcom Corp., Class A *	82,700	2,161,778
Intersil Corp., Class A	444,700	10,886,256
MEMC Electronic Materials, Inc. *	207,500	18,361,675
NVIDIA Corp. *	470,600	16,009,812
SiRF Technology Holdings, Inc. * ρ	558,478	14,034,552

		61,454,073

Software 2.4%
Jack Henry & Associates, Inc. ρ	559,900	13,627,966
VMware, Inc., Class A * ρ	36,600	3,110,634

		16,738,600

MATERIALS 4.1%
Chemicals 2.4%
Agrium, Inc.	230,200	16,622,742

Metals & Mining 1.7%
Titanium Metals Corp. ρ	438,500	11,598,325

2

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 2.3%
Time Warner Telecom, Inc. *	790,300	$16,035,187

Wireless Telecommunication Services 1.8%
NII Holdings, Inc. * ρ	261,632	12,642,058

Total Common Stocks (cost $548,660,099)		682,829,111

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 30.6%
COMMERCIAL PAPER 1.4%
Erste Finance, LLC, FRN, 4.53%, 01/11/2008	$10,000,000	10,000,000

CORPORATE BONDS 5.8%
Capital Markets 2.5%
Carrera Capital Finance, LLC, FRN, 4.86%, 05/27/2008	3,000,000	2,985,366
Citigroup Global Markets, Inc., FRN, 4.62%, 01/02/2008	9,000,000	9,000,000
Morgan Stanley, FRN, 4.68%, 01/11/2008	5,000,000	5,000,075

		16,985,441

Consumer Finance 1.0%
Cullinan Finance Corp., FRN, 4.32%, 01/11/2008	5,000,000	4,998,905
Toyota Motor Credit Corp., FRN, 4.05%, 05/08/2008	2,000,000	1,998,772

		6,997,677

Diversified Financial Services 2.3%
Bank of America Corp., FRN, 4.55%, 02/08/2008	6,000,000	6,000,606
Premier Asset Collateralized Entity, LLC, FRN, 5.01%, 05/15/2008	5,000,000	4,980,475
Sigma Finance, Inc., FRN, 4.34%, 06/16/2008	5,000,000	4,953,610

		15,934,691

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Trust Government and Agency Portfolio, Class I, 4.38% q	612,082	612,082

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 23.3%
ABN Amro, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $14,003,562	$14,000,000	14,000,000
Banc of America Securities, LLC, 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $22,005,586	22,000,000	22,000,000
BNP Paribas SA, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,040,265	1,040,000	1,040,000
Cantor Fitzgerald & Co., 4.70%, dated 12/31/2007, maturing 01/02/2008, maturity value $15,003,917	15,000,000	15,000,000
Credit Suisse First Boston, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $20,005,089	20,000,000	20,000,000
Deutsche Bank Securities, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $22,005,598	22,000,000	22,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $24,006,107	24,000,000	24,000,000
Greenwich Capital Markets, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $13,003,308	13,000,000	13,000,000

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Lehman Brothers, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $15,003,808	$15,000,000	$15,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $16,004,062	16,000,000	16,000,000

		162,040,000

Total Investments of Cash Collateral from Securities Loaned (cost $212,651,976)		212,569,891

	Shares	Value

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional Money Market Fund, Class I, 4.89% q ø (cost $11,098,407)	11,098,407	11,098,407

Total Investments (cost $772,410,482) 130.6%		906,497,409
Other Assets and Liabilities (30.6%)		(212,585,093)

Net Assets 100.0%		$693,912,316

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 149 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $782,831,391. The gross unrealized appreciation and depreciation on securities based on tax cost was $142,541,857 and $18,875,839, respectively, with a net unrealized appreciation of $123,666,018.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 18.0%
Diversified Consumer Services 1.2%
Apollo Group, Inc., Class A *	129,733	$9,100,770

Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	170,681	7,593,598

Internet & Catalog Retail 7.3%
Amazon.com, Inc. *	616,492	57,111,819

Media 2.5%
Omnicom Group, Inc.	412,580	19,609,927

Multi-line Retail 1.1%
Target Corp. ρ	171,002	8,550,100

Specialty Retail 2.2%
Best Buy Co., Inc.	192,752	10,148,393
Home Depot, Inc.	274,450	7,393,683

		17,542,076

Textiles, Apparel & Luxury Goods 2.7%
Timberland Co., Class A * ρ	1,196,000	21,623,680

CONSUMER STAPLES 10.2%
Beverages 2.9%
Coca-Cola Co.	369,843	22,697,265

Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.	329,943	15,682,191
Whole Foods Market, Inc. ρ	94,100	3,839,280

		19,521,471

Food Products 1.1%
McCormick & Co., Inc.	220,300	8,351,573

Household Products 3.7%
Clorox Co.	178,400	11,626,328
Procter & Gamble Co.	240,891	17,686,217

		29,312,545

ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp.	59,400	5,543,802
ConocoPhillips	61,340	5,416,322

		10,960,124

FINANCIALS 8.6%
Capital Markets 3.5%
Legg Mason, Inc. ρ	370,100	27,072,815

Diversified Financial Services 1.2%
Citigroup, Inc.	333,604	9,821,302

Insurance 3.9%
Marsh & McLennan Cos.	1,155,592	30,588,520

HEALTH CARE 19.8%
Biotechnology 5.1%
Amgen, Inc. *	764,645	35,510,114
Biogen Idec, Inc. *	78,125	4,446,875

		39,956,989

1

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 6.7%
Medtronic, Inc.	521,515	$26,216,559
St. Jude Medical, Inc. *	166,003	6,746,362
Zimmer Holdings, Inc. *	294,656	19,491,494

		52,454,415

Health Care Providers & Services 1.0%
WellPoint, Inc. *	90,100	7,904,473

Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	379,621	10,067,549
Novartis AG, ADR ρ	681,700	37,023,127
Pfizer, Inc.	338,691	7,698,446

		54,789,122

INDUSTRIALS 7.0%
Air Freight & Logistics 2.9%
Expeditors International of Washington, Inc.	431,561	19,282,146
United Parcel Service, Inc., Class B	50,000	3,536,000

		22,818,146

Commercial Services & Supplies 3.2%
Cintas Corp.	749,400	25,194,828

Industrial Conglomerates 0.9%
Tyco International, Ltd.	169,156	6,707,035

INFORMATION TECHNOLOGY 34.1%
Communications Equipment 6.4%
Cisco Systems, Inc. *	788,727	21,350,840
QUALCOMM, Inc.	733,141	28,849,098

		50,199,938

Computers & Peripherals 3.2%
Avid Technology, Inc. * ρ	183,300	5,194,722
Dell, Inc. *	816,512	20,012,709

		25,207,431

Internet Software & Services 7.2%
eBay, Inc. *	786,926	26,118,074
Google, Inc., Class A *	43,835	30,311,026

		56,429,100

IT Services 0.8%
Automatic Data Processing, Inc.	144,392	6,429,776

Semiconductors & Semiconductor Equipment 8.7%
Altera Corp. ρ	1,941,387	37,507,597
Intel Corp.	716,361	19,098,184
KLA-Tencor Corp.	79,317	3,819,907
Texas Instruments, Inc.	220,086	7,350,872

		67,776,560

Software 7.8%
Microsoft Corp.	817,106	29,088,974
Oracle Corp. *	1,427,831	32,240,424

		61,329,398

Total Common Stocks (cost $678,838,495)		776,654,796

2

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 9.6%
COMMERCIAL PAPER 0.6%
Erste Finance, LLC, 4.53%, 01/11/2008	$5,000,000	$5,000,000

CORPORATE BONDS 3.7%
Capital Markets 0.9%
Citigroup Global Markets, Inc., FRN, 4.62%, 01/02/2008	2,000,000	2,000,000
Morgan Stanley, FRN, 4.68%, 01/11/2008	5,005,350	5,000,075

		7,000,075

Consumer Finance 0.6%
Carrera Capital Finance, LLC, FRN, 4.85%, 05/27/2008	3,000,000	2,985,366
Toyota Motor Credit Corp., FRN, 4.05%, 05/08/2008	2,000,000	1,998,772

		4,984,138

Diversified Financial Services 2.2%
Bank of America Corp., FRN, 4.55%, 02/08/2008	4,000,000	4,000,404
Cullinan Finance Corp., FRN, 4.32%, 01/11/2008	5,000,000	4,998,905
Premier Asset Collateralized, LLC, FRN, 5.01%, 05/15/2008	3,000,000	2,988,285
Sigma Finance, Inc., FRN, 4.34%, 06/16/2008	5,000,000	4,953,610

		16,941,204

		28,925,417

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Trust Government and Agency Portfolio, Class I, 4.38% q	537,628	537,628

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 5.2%
ABN Amro, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	$1,000,000	1,000,000
Banc of America Securities LLC, 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	1,000,000	1,000,000
BNP Paribas Securities, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $4,001,018	4,000,000	4,000,000
Cantor Fitzgerald & Co., 4.70%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,261	1,000,000	1,000,000
Credit Suisse First Boston LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $10,002,544	10,000,000	10,000,000
Deutsche Bank Securities, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $11,002,799	11,000,000	11,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $7,611,936	7,610,000	7,610,000
Greenwich Capital Markets, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	1,000,000	1,000,000
Lehman Brothers, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $2,000,508	2,000,000	2,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $2,000,508	2,000,000	2,000,000

		40,610,000

Total Investments of Cash Collateral from Securities Loaned (cost $75,147,595)		75,073,045

3

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.31% q ø (cost $6,365,999)	6,365,999	$6,365,999

Total Investments (cost $760,352,089) 109.5%		858,093,840
Other Assets and Liabilities (9.5%)		(74,507,505)

Net Assets 100.0%		$783,586,335

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 149 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $760,780,732. The gross unrealized appreciation and depreciation on securities based on tax cost was $134,530,889 and $37,217,781, respectively, with a net unrealized appreciation of $97,313,108.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 91.1%
CONSUMER DISCRETIONARY 14.8%
Diversified Consumer Services 3.2%
Capella Education Co. *	37,557	$2,458,481
Strayer Education, Inc. ρ	22,300	3,803,934

		6,262,415

Hotels, Restaurants & Leisure 2.2%
Penn National Gaming, Inc. *	73,400	4,370,970

Internet & Catalog Retail 2.1%
priceline.com, Inc. * ρ	36,000	4,134,960

Media 1.7%
Lamar Advertising Co., Class A ρ	70,100	3,369,707

Specialty Retail 2.9%
American Eagle Outfitters, Inc.	90,000	1,869,300
GameStop Corp., Class A *	64,300	3,993,673

		5,862,973

Textiles, Apparel & Luxury Goods 2.7%
Hanesbrands, Inc. *	133,000	3,613,610
Polo Ralph Lauren Corp.	27,200	1,680,688

		5,294,298

CONSUMER STAPLES 3.6%
Food Products 3.6%
Hain Celestial Group, Inc. * ρ	113,700	3,638,400
Ralcorp Holdings, Inc. *	58,200	3,537,978

		7,176,378

ENERGY 8.3%
Energy Equipment & Services 5.7%
Atwood Oceanics, Inc. *	53,840	5,396,922
Dresser-Rand Group, Inc. *	59,500	2,323,475
Dril-Quip, Inc. *	65,000	3,617,900

		11,338,297

Oil, Gas & Consumable Fuels 2.6%
Southwestern Energy Co. *	91,928	5,122,228

FINANCIALS 4.7%
Capital Markets 1.9%
Affiliated Managers Group, Inc. * ρ	31,400	3,688,244

Diversified Financial Services 2.8%
Nasdaq Stock Market, Inc. *	112,300	5,557,727

HEALTH CARE 12.4%
Biotechnology 1.7%
Cephalon, Inc. *	47,840	3,432,998

Health Care Equipment & Supplies 4.9%
ArthroCare Corp. * ρ	73,200	3,517,260
Hologic, Inc. *	64,600	4,434,144
Respironics, Inc. *	27,199	1,780,991

		9,732,395

Health Care Providers & Services 3.8%
Pediatrix Medical Group, Inc. *	58,390	3,979,278
Psychiatric Solutions, Inc. *	104,994	3,412,305

		7,391,583

Life Sciences Tools & Services 2.0%
Qiagen NV * ρ	186,500	3,925,825

1

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 16.5%
Commercial Services & Supplies 4.1%
FTI Consulting, Inc. * ρ	71,038	$4,378,782
Watson Wyatt Worldwide, Inc.	80,500	3,736,005

		8,114,787

Electrical Equipment 3.8%
General Cable Corp. *	55,100	4,037,728
Roper Industries, Inc. ρ	53,540	3,348,392

		7,386,120

Industrial Conglomerates 2.5%
McDermott International, Inc. *	82,926	4,895,122

Machinery 3.2%
Kaydon Corp. ρ	71,800	3,915,972
Titan International, Inc.	78,900	2,466,414

		6,382,386

Road & Rail 1.5%
Landstar System, Inc.	71,900	3,030,585

Trading Companies & Distributors 1.4%
MSC Industrial Direct Co., Class A	69,700	2,820,759

INFORMATION TECHNOLOGY 24.8%
Communications Equipment 5.4%
Acme Packet, Inc. * ρ	226,100	2,846,599
F5 Networks, Inc. *	125,800	3,587,816
NICE-Systems, Ltd., ADR *	125,008	4,290,275

		10,724,690

Electronic Equipment & Instruments 2.1%
Flir Systems, Inc. *	130,500	4,084,650

Internet Software & Services 5.2%
Akamai Technologies, Inc. * ρ	112,300	3,885,580
Bankrate, Inc. * ρ	68,400	3,289,356
SINA Corp. * ρ	71,600	3,172,596

		10,347,532

IT Services 1.3%
Syntel, Inc. ρ	64,000	2,465,280

Semiconductors & Semiconductor Equipment 7.8%
Atheros Communications, Inc. * ρ	81,902	2,501,287
Intersil Corp., Class A	116,600	2,854,368
Monolithic Power Systems, Inc. *	91,939	1,973,930
Power Integrations, Inc. *	120,200	4,138,486
SiRF Technology Holdings, Inc. * ρ	153,400	3,854,942

		15,323,013

Software 3.0%
ANSYS, Inc. *	95,300	3,951,138
Quality Systems, Inc. ρ	65,500	1,997,095

		5,948,233

MATERIALS 3.9%
Chemicals 2.2%
CF Industries Holdings, Inc.	39,000	4,292,340

Metals & Mining 1.7%
RTI International Metals, Inc. *	47,770	3,292,786

2

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
Time Warner Telecom, Inc. *	202,800	$4,114,812

Total Common Stocks (cost $161,993,576)		179,884,093

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 25.5%
MUTUAL FUND SHARES 0.2%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.38% q	480,598	480,598

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 25.3%
ABN Amro, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $7,001,781	$7,000,000	7,000,000
Banc of America Securities, LLC, 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $10,002,539	10,000,000	10,000,000
BNP Paribas Securities, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $3,530,898	3,530,000	3,530,000
Cantor, Fitzgerald & Co., 4.70%, dated 12/31/2007, maturing 01/02/2008, maturity value $5,001,306	5,000,000	5,000,000
Credit Suisse First Boston, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $3,100,789	3,100,000	3,100,000
Deutsche Bank Securities, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $8,102,061	8,100,000	8,100,000
Dresdner Kleinwort Wasserstein Securities, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $3,100,789	3,100,000	3,100,000
Greenwich Capital Markets, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $7,001,781	7,000,000	7,000,000
Lehman Brothers, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,100,279	1,100,000	1,100,000
Merrill Lynch Pierce Fenner & Smith, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $2,000,508	2,000,000	2,000,000

		49,930,000

Total Investments of Cash Collateral from Securities Loaned (cost $50,410,598)		50,410,598

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Money Market Fund, Class I, 4.89% q ø (cost $3,008,302)	3,008,302	3,008,302

Total Investments (cost $215,412,476) 118.1%		233,302,993
Other Assets and Liabilities (18.1%)		(35,712,735)

Net Assets 100.0%		$197,590,258

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 149 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $215,835,603. The gross unrealized appreciation and depreciation on securities based on tax cost was $25,228,068 and $7,760,678, respectively, with a net unrealized appreciation of $17,467,390.

3

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: February 29, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: February 29, 2008